SCHEDULE OF ANTI -DILUTIVE WEIGHTED AVERAGE LOSS PER SHARE (Details) - shares shares in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	39,998	47,989
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	14,501	20,727
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	25,497	27,262